PERSONNEL - Summary of Average Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number And Average Number Of Employees [Line Items]
Average number of employees	346	186	111
Executive Directors
Number And Average Number Of Employees [Line Items]
Average number of employees	1	1	1
Non-executive Directors
Number And Average Number Of Employees [Line Items]
Average number of employees	6	6	5
Sales and Marketing Employees
Number And Average Number Of Employees [Line Items]
Average number of employees	191	96	57
Technology Employees
Number And Average Number Of Employees [Line Items]
Average number of employees	91	58	30
General and Administrative Employees
Number And Average Number Of Employees [Line Items]
Average number of employees	57	25	18